Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt
17.	Debt

As of December 31, 2023, and December 31, 2022, Group’s debt consisted of the following:

	Credit			As of	As of
	limit	Effective		December 31,	December 31,
	(RUB)	Interest rate	Maturity	2022	2023
Current interest-bearing debt
Bank’s credit facility	244	6.0%	January 17, 2024	—	248
Non-current interest-bearing debt
Bonds issued 001P-01 series	5,000	9.3%	October 10, 2023	3,922	—
Total debt				3,922	248
Including short-term portion				3,922	248

The table below sets out the movements in the Group’s debt for each of the periods presented:

		Proceeds	Repayment/			Classified as
	Debt as of	from issue of	buy back of	Interest	Interest	held for	Debt as of
	January 1	debt	debt	expense	paid	sale	December 31
2023	3,922	8,159	(3,846)	467	(292)	(8,162)	248
2022	4,734	—	(810)	360	(362)	—	3,922